Stock Option and Compensation Plans (Details 2) (USD $)	9 Months Ended		12 Months Ended			72 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Employees Options	Dec. 31, 2011 Employees Options	Dec. 31, 2012 Employees Options	Dec. 31, 2012 Employees Options Maximum	Dec. 31, 2012 Employees Options Vesting of share-based compensation awards after one year of service	Dec. 31, 2012 Employees Options Vesting of share-based compensation awards over the next three years	Dec. 31, 2012 Non-employee Options	Dec. 31, 2011 Non-employee Options	Dec. 31, 2012 Non-employee Options Consultants	Dec. 31, 2011 Non-employee Options Consultants
Stock Option and Compensation Plans
Weighted average remaining contractual life				7 years 9 months 18 days	8 years 3 months 18 days					6 years 10 months 24 days	7 years
Number of vested shares granted				1,158,456	949,259					161,082	183,808
Number of non-vested shares granted				465,700	519,976					31,963	55,304
Weighted average exercise price (in dollars per share)				$ 1.36	$ 1.18					$ 0.41	$ 0.59
Vesting percentage			100.00%					25.00%	75.00%
Vesting period								1 year	3 years			3 years
Vesting percentage per month									2.08%
Expiration period							10 years					10 years
Share-based compensation expense	$ 1,607,000	$ 283,000		$ 500,000	$ 200,000	$ 900,000				$ 100,000	$ 100,000
Unrecognized share-based compensation costs				600,000		600,000				400,000
Expected weighted average period to recognize share-based compensation costs				2 years 8 months 12 days						3 years
Additional share-based compensation expense recorded as a result of modification				$ 300,000
Options granted (in shares)												41,946	3,812